Condensed Financial Statements for Parent Company (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from banks	$ 5,722	$ 5,348
Investment securities available for sale	90,747	95,619
Investment in bank subsidiary	57,867	53,386
Other assets	12,899	12,085
Total Assets	603,605	581,894
Liabilities
Dividends payable	618	585
Other liabilities	4,173	3,664
Total Liabilities	543,668	526,794
Stockholders' Equity	59,937	55,100	50,679	47,117
Total Liabilities and Stockholders' Equity	603,605	581,894
Parent Company
Assets
Cash and due from banks	1,253	1,125
Investment securities available for sale	490	398
Investment in bank subsidiary	57,867	53,386
Other assets	958	784
Total Assets	60,568	55,693
Liabilities
Dividends payable	618	585
Other liabilities	13	8
Total Liabilities	631	593
Stockholders' Equity	0	55,100
Total Liabilities and Stockholders' Equity	$ 60,568	$ 55,693